Note 1 - Reporting Entity	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1	Reporting entity

Caledonia Mining Corporation Plc (the “Company”) is a company domiciled in Jersey, Channel Islands. The address of the Company’s registered office is
B006
Millais House, Castle Quay, St Helier, Jersey, Channel Islands. These consolidated financial statements of the Company and its subsidiaries (the “Group”) comprise the consolidated statements of financial position as at
December 31, 2019
and
2018,
the consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the years ended
December 31, 2019,
2018
and
2017,
notes, significant accounting policies and other explanatory information. The Group is primarily involved in the operation of a gold mine and the exploration and development of mineral properties for precious metals.

Caledonia’s shares are listed on the NYSE American stock exchange (symbol - “CMCL”) and on the Toronto Stock Exchange (symbol - “CAL”). Depository interests in Caledonia’s shares are admitted to trading on AIM of the London Stock Exchange plc (symbol - “CMCL”).